SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 27, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUBSEQUENT EVENTS
Net proceeds			$ 10,629	$ 2,338
Common Class A
SUBSEQUENT EVENTS
Number of shares issued during period	2,291,280		188,530,600	72,026,600
Common Class A | At-the-Market Offering
SUBSEQUENT EVENTS
Number of shares issued during period			188,530,600	72,026,600
ADS
SUBSEQUENT EVENTS
Number of shares issued during period			1,885,306	720,266
SUBSEQUENT EVENTS | At-the-Market Offering
SUBSEQUENT EVENTS
Net proceeds		$ 596
SUBSEQUENT EVENTS | Common Class A | At-the-Market Offering
SUBSEQUENT EVENTS
Number of shares issued during period		56,477,300
SUBSEQUENT EVENTS | ADS | At-the-Market Offering
SUBSEQUENT EVENTS
Number of shares issued during period		564,773